T. ROWE PRICE SMALL-CAP STOCK FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.7%
COMMUNICATION SERVICES 1.5%
Entertainment 0.5%
Zynga, Class A (1)	7,897,500	45,964
		45,964
Media 1.0%
Cable One	80,000	100,376
		100,376
Total Communication Services		146,340
CONSUMER DISCRETIONARY 10.6%
Auto Components 0.7%
Gentherm (1)	827,741	34,008
Visteon (1)	485,024	40,034
		74,042
Diversified Consumer Services 1.0%
American Public Education (1)	283,035	6,323
Bright Horizons Family Solutions (1)	330,000	50,325
Chegg (1)	599,400	17,952
J2 Acquisition (1)	2,538,160	25,001
J2 Acquisition, Warrants, 10/10/20 (1)	2,573,386	708
Strategic Education	35,100	4,769
		105,078
Hotels, Restaurants & Leisure 2.5%
Boyd Gaming	264,100	6,325
Chuy's Holdings (1)(2)	848,211	21,002
Denny's (1)	1,895,900	43,160
Drive Shack (1)	1,350,404	5,820
Dunkin' Brands Group	773,976	61,423
Fiesta Restaurant Group (1)	1,153,607	12,021
OneSpaWorld Holdings (1)	1,150,000	17,860
Papa John's International	920,319	48,179
Red Robin Gourmet Burgers (1)(2)	749,321	24,922

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Wingstop	115,000	10,037
		250,749
Household Durables 1.8%
Cavco Industries (1)	151,800	29,159
Skyline Champion (1)	1,207,141	36,323
Tempur Sealy International (1)	870,000	67,164
TRI Pointe Group (1)	3,077,346	46,283
		178,929
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Acquisition Date: 5/25/18, Cost $330
(1)(3)(4)	48,677	338
		338
Multiline Retail 0.8%
Ollie's Bargain Outlet Holdings (1)	1,212,628	71,108
Tuesday Morning (1)(2)	3,911,900	6,142
		77,250
Specialty Retail 3.7%
Aaron's	1,397,451	89,800
Burlington Stores (1)	516,100	103,127
Five Below (1)	84,800	10,693
Michaels (1)	3,293,300	32,241
Monro	1,302,300	102,895
National Vision Holdings (1)	389,353	9,372
RH(1)	103,190	17,628
		365,756
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $6,034
(1)(3)(4)	110,039	6,034
		6,034
Total Consumer Discretionary		1,058,176
CONSUMER STAPLES 4.8%
Beverages 0.9%
Boston Beer, Class A (1)	239,546	87,214
		87,214

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Food & Staples Retailing 0.5%
Performance Food Group (1)	1,198,338	55,136
		55,136
Food Products 3.4%
AD Makepeace (1)	164	804
ADM Holdings (3)	164	428
Cal-Maine Foods	1,243,367	49,679
Collier Creek Holdings (1)	1,315,240	14,073
Nomad Foods (1)	1,463,451	30,001
Post Holdings (1)	713,500	75,517
Sanderson Farms	376,300	56,945
Simply Good Foods (1)	1,300,225	37,693
TreeHouse Foods (1)	1,231,275	68,274
		333,414
Total Consumer Staples		475,764
ENERGY 2.0%

Energy Equipment & Services 0.5%
Computer Modelling Group (CAD)	1,504,900	6,940
Dril-Quip (1)	402,500	20,198
Keane Group (1)	1,100,000	6,666
Liberty Oilfield Services, Class A	1,399,000	15,151
		48,955
Oil, Gas & Consumable Fuels 1.5%
Diamondback Energy	398,450	35,825
Jagged Peak Energy (1)	2,194,492	15,932
Kosmos Energy	742,911	4,636
Magnolia Oil & Gas, Class A (1)	2,947,000	32,712
New Fortress Energy (1)	747,682	13,481
Seven Generations Energy, Class A (CAD) (1)	2,612,800	16,605
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$1,247 (1)(3)(4)	413	2,147
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $20,149 (1)(3)(4)	5,556	28,891
		150,229
Total Energy		199,184

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FINANCIALS 17.5%

Banks 9.3%
Atlantic Capital Bancshares (1)	902,194	15,644
BankUnited	1,564,400	52,595
Bridge Bancorp	951,350	28,122
CenterState Bank	1,727,020	41,423
Columbia Banking System	618,261	22,814
CrossFirst Bankshares (1)	571,525	8,176
CrossFirst Bankshares, Acquisition Date: 10/23/18, Cost $7,105
(1)(4)	498,616	6,776
Equity Bancshares, Class A (1)	711,700	19,081
FB Financial	1,074,737	40,356
First Bancshares	698,152	22,550
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(3)(4)	500,044	5,000
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $ - (1)(3)(4)	98,245	366
Heritage Commerce	1,962,635	23,071
Heritage Financial	930,100	25,076
Home BancShares	3,675,000	69,072
Hope Bancorp	1,677,200	24,051
Independent Bank	260,500	19,446
Independent Bank Group	925,072	48,668
Investors Bancorp	2,555,100	29,026
Live Oak Bancshares	1,058,066	19,151
Origin Bancorp	951,305	32,097
Pacific Premier Bancorp	857,800	26,755
Pinnacle Financial Partners	1,120,595	63,594
Prosperity Bancshares	657,800	46,460
Seacoast Banking (1)	1,912,144	48,396
Sound Bank, Non-Voting Shares, Acquisition Date: 5/6/19, Cost
$2,938 (1)(3)(4)	293,821	2,938
Sound Bank, Voting Shares, Acquisition Date: 5/6/19, Cost
$1,443 (1)(3)(4)	144,311	1,443
Sound Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19, Cost $
- (1)(3)(4)	43,813	—
South State	456,944	34,408

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Texas Capital Bancshares (1)	339,240	18,540
Towne Bank	1,089,084	30,282
Webster Financial	651,737	30,547
Western Alliance Bancorp	1,472,900	67,871
		923,795
Capital Markets 1.3%
Assetmark Financial Holdings (1)	294,956	7,684
Cboe Global Markets	907,077	104,232
Conyers Park II Acquisition (1)	1,367,967	14,541
StepStone Group, Class A, Acquisition Date: 8/19/19, Cost
$7,497 (1)(3)(4)(5)	9,371	7,497
		133,954
Consumer Finance 1.2%
Encore Capital Group (1)	1,416,195	47,194
PRA Group (1)	1,718,400	58,065
SLM	1,492,100	13,168
		118,427
Insurance 3.4%
Assurant	620,000	78,008
Axis Capital Holdings	798,100	53,249
Hanover Insurance Group	442,200	59,936
ProSight Global (1)	369,197	7,148
Safety Insurance Group	300,650	30,465
Selective Insurance Group	1,215,000	91,356
State Auto Financial	589,642	19,098
		339,260
Thrifts & Mortgage Finance 2.3%
Capitol Federal Financial	2,679,835	36,928
Essent Group	588,600	28,059
Meridian Bancorp	2,108,193	39,529
PennyMac Financial Services (1)	1,562,870	47,480
Radian Group	1,480,400	33,812
Sterling Bancorp	1,532,830	14,960

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
WSFS Financial	563,852	24,866
		225,634
Total Financials		1,741,070
HEALTH CARE 13.9%

Biotechnology 5.7%
10X Genomics, Class A (1)	73,016	3,680
Acceleron Pharma (1)	540,000	21,335
Agios Pharmaceuticals (1)	282,386	9,149
Aimmune Therapeutics (1)	783,512	16,407
Alder Biopharmaceuticals (1)	301,478	5,686
Allogene Therapeutics (1)	157,271	4,286
AnaptysBio (1)	202,487	7,085
Argenx, ADR (1)	300,483	34,243
Ascendis Pharma, ADR (1)	677,762	65,282
Autolus Therapeutics, ADR (1)	101,096	1,256
BeiGene, ADR (1)	27,664	3,388
Blueprint Medicines (1)	435,249	31,978
Corvus Pharmaceuticals (1)	337,756	1,017
CytomX Therapeutics (1)	376,380	2,778
Enanta Pharmaceuticals (1)	48,200	2,896
G1 Therapeutics (1)	178,327	4,062
Global Blood Therapeutics (1)	903,281	43,827
Homology Medicines (1)	454,738	8,231
IGM Biosciences (1)	194,524	3,453
ImmunoGen (1)	372,747	902
Immunomedics (1)	782,300	10,373
Insmed (1)	1,473,639	25,995
Krystal Biotech (1)	100,734	3,498
Madrigal Pharmaceuticals (1)	39,601	3,414
Momenta Pharmaceuticals (1)	842,990	10,925
Orchard Therapeutics, ADR (1)	993,232	11,800
Principia Biopharma (1)	306,585	8,658
PTC Therapeutics (1)	327,600	11,080
Radius Health (1)	1,697,953	43,722
Sage Therapeutics (1)	533,888	74,899

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Sarepta Therapeutics (1)	71,600	5,393
Scholar Rock Holding (1)	203,353	1,820
Seattle Genetics (1)	244,021	20,839
Tricida (1)	282,089	8,708
Ultragenyx Pharmaceutical (1)	541,430	23,162
Xencor (1)	803,778	27,112
		562,339
Health Care Equipment & Supplies 2.9%
AtriCure (1)	537,800	13,413
Avanos Medical (1)	1,189,800	44,570
ICU Medical (1)	167,035	26,659
iRhythm Technologies (1)	282,885	20,965
JAND, Class A, Acquisition Date: 3/9/18, Cost $6,622 (1)(3)(4)	421,333	7,137
Nevro (1)	399,481	34,343
NuVasive (1)	470,200	29,801
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938
(1)(3)(4)	3,701,604	13,938
Penumbra (1)	30,000	4,035
Quidel (1)	991,400	60,823
STERIS	115,000	16,616
Wright Medical Group (1)	798,742	16,478
		288,778
Health Care Providers & Services 2.6%
Acadia Healthcare (1)	1,138,795	35,394
Amedisys (1)	376,649	49,345
Cross Country Healthcare (1)	1,260,140	12,979
Hanger (1)(2)	2,020,802	41,184
Molina Healthcare (1)	735,140	80,659
U. S. Physical Therapy	299,508	39,101
		258,662
Health Care Technology 0.5%
HMS Holdings (1)	1,246,927	42,975
		42,975
Life Sciences Tools & Services 0.6%
Adaptive Biotechnologies (1)	183,485	5,670

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Bruker	1,290,168	56,677
		62,347
Pharmaceuticals 1.6%
Cara Therapeutics (1)	438,607	8,018
Catalent (1)	1,509,038	71,921
MyoKardia (1)	512,127	26,708
Odonate Therapeutics (1)	112,074	2,917
Reata Pharmaceuticals, Class A (1)	170,000	13,649
TherapeuticsMD (1)	7,740,124	28,097
Turning Point Therapeutics (1)	210,938	7,931
WaVe Life Sciences (1)	123,057	2,526
		161,767
Total Health Care		1,376,868
INDUSTRIALS & BUSINESS SERVICES 16.5%

Aerospace & Defense 3.7%
Aerojet Rocketdyne Holdings (1)	1,380,323	69,720
BWX Technologies	1,328,553	76,007
Cubic	970,400	68,345
Moog, Class A	300,000	24,336
Teledyne Technologies (1)	410,000	132,016
		370,424
Airlines 0.5%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $16,753 (1)(3)(4)(5)	111,905	25,179
Hawaiian Holdings	1,053,100	27,654
		52,833
Building Products 1.4%
CSW Industrials	114,373	7,895
Gibraltar Industries (1)	1,128,065	51,823
PGT Innovations (1)	1,531,475	26,449
Quanex Building Products	968,810	17,516
Simpson Manufacturing	514,800	35,712
		139,395

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Services & Supplies 2.8%
Brink's	1,352,624	112,200
Heritage-Crystal Clean (1)	880,300	23,328
Rentokil Initial (GBP)	9,724,875	55,912
Stericycle (1)	196,600	10,013
Team (1)	1,353,500	24,431
Waste Connections	550,050	50,604
		276,488
Construction & Engineering 0.5%
Valmont Industries	343,008	47,486
		47,486
Electrical Equipment 0.6%
AZZ	963,154	41,955
Bloom Energy, Class A (1)	991,283	3,221
Thermon Group Holdings (1)	623,964	14,339
		59,515
Machinery 4.4%
Barnes Group	468,100	24,126
Chart Industries (1)	748,900	46,702
ESCO Technologies	870,261	69,238
Federal Signal	242,800	7,949
Gardner Denver Holdings (1)	1,207,500	34,160
Graco	831,400	38,278
Helios Technologies	443,605	17,997
John Bean Technologies	834,400	82,964
Mueller Water Products, Class A	3,450,100	38,779
REV Group	798,963	9,132
Toro	900,100	65,977
		435,302
Marine 0.6%
Matson	1,597,360	59,917
		59,917

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Professional Services 0.2%
Huron Consulting Group (1)	310,200	19,028
		19,028
Road & Rail 0.9%
Knight-Swift Transportation Holdings	1,031,278	37,435
Landstar System	271,100	30,521
Schneider National, Class B	1,147,315	24,920
		92,876
Trading Companies & Distributors 0.9%
SiteOne Landscape Supply (1)	1,224,835	90,662
		90,662
Total Industrials & Business Services		1,643,926
INFORMATION TECHNOLOGY 12.1%
Electronic Equipment, Instruments & Components 2.1%
CTS	1,247,000	40,353
Littelfuse	189,600	33,618
National Instruments	1,599,524	67,164
Novanta (1)	845,878	69,125
		210,260
IT Services 2.3%
Booz Allen Hamilton Holding	1,122,700	79,734
Euronet Worldwide (1)	309,400	45,265
Evo Payments, Class A (1)	301,436	8,476
Parsons (1)	384,296	12,674
ServiceTitan, Acquisition Date: 11/9/18, Cost $484 (1)(3)(4)	18,389	484
StoneCo, Class A (1)	1,881,190	65,428
Tucows, Class A (1)	228,264	12,363
		224,424
Semiconductors & Semiconductor Equipment 2.8%
Entegris	2,011,100	94,642
Inphi (1)	574,565	35,077
Lattice Semiconductor (1)	4,929,160	90,130
MKS Instruments	180,200	16,629
Monolithic Power Systems	139,933	21,778
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PDF Solutions (1)	1,304,411	17,048
Semtech (1)	100,000	4,861
		280,165
Software 4.9%
Ceridian HCM Holding (1)	679,892	33,566
Checkr, Acquisition Date: 6/29/18, Cost $827 (1)(3)(4)	67,290	1,933
Coupa Software (1)	434,167	56,255
Descartes Systems Group (1)	2,196,500	88,541
Five9 (1)	777,630	41,790
nCino, Acquisition Date: 9/16/19, Cost $8,961 (1)(3)(4)	411,990	8,961
PagerDuty (1)	89,446	2,527
PagerDuty, Acquisition Date: 8/24/18 - 9/28/18, Cost $9,649
(1)(4)	568,506	15,257
Paycom Software (1)	180,000	37,708
Proofpoint (1)	483,300	62,370
SS&C Technologies Holdings	1,706,469	88,003
Toast, Acquisition Date: 9/14/18, Cost $18 (1)(3)(4)	1,059	29
Zendesk (1)	668,600	48,728
		485,668
Total Information Technology		1,200,517
MATERIALS 3.0%

Chemicals 0.9%
GCP Applied Technologies (1)	902,356	17,370
Minerals Technologies	473,200	25,122
PolyOne	684,400	22,346
Quaker Chemical	149,700	23,674
		88,512
Metals & Mining 1.6%
Alacer Gold (CAD) (1)	2,930,000	11,832
Constellium (1)	2,235,200	28,409
Franco-Nevada (CAD)	400,000	36,448
Haynes International (2)	748,672	26,832
Northern Star Resources (AUD)	5,924,029	44,028
Osisko Gold Royalties (CAD)	1,598,600	14,854
		162,403

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Paper & Forest Products 0.5%
West Fraser Timber (CAD)	1,195,600	47,829
		47,829
Total Materials		298,744
REAL ESTATE 7.0%

Equity Real Estate Investment Trusts 5.8%
Acadia Realty Trust, REIT	947,400	27,077
Alexander & Baldwin, REIT	1,284,708	31,488
American Campus Communities, REIT	1,328,800	63,889
Community Healthcare Trust, REIT	245,500	10,937
CubeSmart, REIT	1,132,500	39,524
EastGroup Properties, REIT	783,300	97,928
First Industrial Realty Trust, REIT	640,044	25,320
JBG SMITH Properties, REIT	1,853,986	72,695
Paramount Group, REIT	1,546,426	20,645
PS Business Parks, REIT	567,874	103,325
Regency Centers, REIT	386,320	26,845
Rexford Industrial Realty, REIT	1,265,600	55,712
		575,385
Real Estate Management & Development 1.2%
Colliers International Group	150,311	11,281
FirstService	988,279	101,368
Redfin (1)	700,159	11,790
		124,439
Total Real Estate		699,824
UTILITIES 5.0%

Electric Utilities 1.1%
PNM Resources	2,034,400	105,952
		105,952
Gas Utilities 2.5%
Chesapeake Utilities	514,857	49,076
ONE Gas	1,040,000	99,954
Southwest Gas Holdings	1,083,432	98,636
		247,666

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners	569,500	30,092
		30,092
Water Utilities 1.1%
California Water Service Group	650,000	34,404
Middlesex Water	427,379	27,763
SJW Group	678,900	46,362
		108,529
Total Utilities		492,239
Total Miscellaneous Common Stocks 2.8% (6)		275,388
Total Common Stocks (Cost $7,083,001)		9,608,040
CONVERTIBLE PREFERRED STOCKS 1.5%
CONSUMER DISCRETIONARY 0.5%
Diversified Consumer Services 0.1%
1stdibs. com, Series D, Acquisition Date: 2/7/19, Cost $5,328
(1)(3)(4)	1,063,187	5,327
		5,327
Internet & Direct Marketing Retail 0.2%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost
$5,243 (1)(3)(4)	696,458	4,840
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $20,268
(1)(3)(4)	57,324	22,279
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $659
(1)(3)(4)	1,576	659
		27,778
Specialty Retail 0.1%
Vroom, Series F, Acquisition Date: 6/30/17, Cost $9,652
(1)(3)(4)	565,866	10,158
		10,158
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $1,974
(1)(3)(4)	36,000	1,974
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $347
(1)(3)(4)	6,325	347

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $3,314
(1)(3)(4)	60,445	3,314
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $1,061
(1)(3)(4)	19,342	1,061
		6,696
Total Consumer Discretionary		49,959
CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,331 (1)(3)(4)	776,181	18,091
Total Consumer Staples		18,091
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
JAND, Series E, Acquisition Date: 3/9/18, Cost $8,169 (1)(3)(4)	519,754	8,805
Total Health Care		8,805
INDUSTRIALS & BUSINESS SERVICES 0.1%
Road & Rail 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346
(1)(3)(4)	1,175,394	8,346
Total Industrials & Business Services		8,346
INFORMATION TECHNOLOGY 0.6%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10
(1)(3)(4)	381	10
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907
(1)(3)(4)	186,629	4,907
		4,917
Software 0.6%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881
(1)(3)(4)	284,293	8,599
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,858
(1)(3)(4)	392,011	11,857
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
$10,984 (1)(3)(4)	4,787,573	11,778
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
$7,110 (1)(3)(4)	225,572	7,110
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Toast, Series B, Acquisition Date: 9/14/18, Cost $165 (1)(3)(4)	9,531	262
Toast, Series D, Acquisition Date: 6/27/18, Cost $11,952
(1)(3)(4)	690,616	19,014
		58,620
Total Information Technology		63,537
Total Convertible Preferred Stocks (Cost $129,559)		148,738
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 2.00% (2)(7)	181,278,469	181,279
		181,279
U. S. Treasury Obligations 0.1%
U. S. Treasury Bills, 2.15%, 11/7/19	3,160,000	3,154
		3,154
Total Short-Term Investments (Cost $184,432)		184,433
Total Investments in Securities 100.1%
(Cost $7,396,992)		$9,941,211
Other Assets Less Liabilities (0.1)%		(10,920)
Net Assets 100.0%		$9,930,291

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security") .
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $283,086 and represents 2.9% of net assets.
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

(6)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Chuy's Holdings	$64	$5,899	$—
Denny's	15,176	3,460	—
Hanger	23	2,878	—
Haynes International	11	7,156	501
Lattice Semiconductor	14,723	55,076	—
Red Robin Gourmet Burgers	85	4,895	—
Sound Bank, Non-Voting
Shares	—	—	—
Sound Bank, Voting Shares	—	—	—
Sound Bank, Warrants	—	—	—
Tuesday Morning	7	(537)	—
T. Rowe Price Government
Reserve Fund	—	—	4,107
Totals	$30,089#	$78,827	$4,608+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
Chuy's Holdings	$15,021	$ 531	$ 449	$ 21,002
Denny's	56,395	—	16,695	*
Hanger	*	19,117	722	41,184
Haynes International	20,319	—	643	26,832
Lattice Semiconductor	50,399	—	15,345	*
Red Robin Gourmet
Burgers	20,583	—	556	24,922
Sound Bank, Non-Voting
Shares	—	2,938	—	*
Sound Bank, Voting
Shares	—	1,443	—	*
Sound Bank, Warrants	—	—	—	*
Tuesday Morning	6,747	125	193	6,142
T. Rowe Price Government
Reserve Fund	152,554	¤	¤	181,279
				$301,361^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,608 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
* On the date indicated, issuer was held but not considered an affiliated company.
^ The cost basis of investments in affiliated companies was $358,949.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE SMALL-CAP STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE SMALL-CAP STOCK FUND

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$9,089,668	$ 405,629	$ 112,743	$ 9,608,040
Convertible Preferred Stocks	—	—	148,738	148,738
Short-Term Investments	181,279	3,154	—	184,433
Total	$9,270,947	$ 408,783	$ 261,481	$ 9,941,211

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $3,039,000 for the period ended September 30,
2019. During the period, transfers out of Level 3 were because observable market data became available for the security.
Additionally, during the period, transfers into and out of Level 3 include securities acquired as a result of a corporate action.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers	Ending
	Balance	During	Total	Total	Into	Out of	Balance
	1/1/19	Period	Purchases	Sales	Level 3	Level 3	9/30/19
Investment in Securities
Common Stocks	$78,938	$2,179	$38,795	$(7)	$982	$(8,144)	$112,743
Convertible
Preferred Stocks	138,646	860	17,843	–	–	(8,611)	148,738
Convertible
Bonds	982	–	–	–	–	(982)	–
Total	$218,566	$3,039	$56,638	$(7)	$982	$(17,737)	$261,481